Consolidated income statements - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated income statements
Revenue	€ 256,127	€ 232,023	€ 205,450
Cost of sales	(110,996)	(103,255)	(87,278)
Gross profit	145,131	128,768	118,172
Research and development expenses	(38,098)	(37,568)	(26,891)
Sales and marketing expenses	(57,822)	(62,125)	(49,151)
General and administrative expenses	(37,068)	(35,143)	(33,315)
Net other operating income	(6,524)	3,196	3,402
Operating profit (loss)	5,619	(2,872)	12,217
Financial expenses	(3,865)	(4,420)	(4,101)
Financial income	5,019	6,114	5,620
Profit (loss) before taxes	6,772	(1,178)	13,736
Income tax benefit/(expense)	(78)	(975)	(591)
Net profit (loss) for the year	6,695	(2,153)	13,145
Net profit (loss) attributable to:
The owners of the parent	6,722	(2,123)	13,154
Non-controlling interest	€ (27)	€ (29)	€ (9)